Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES INTERNATIONAL GROWTH FUND
(together the “Funds”)
Supplement dated January 7, 2022 to the Loomis Sayles Global Growth Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 1, 2021, Loomis Sayles International Growth Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated May 1, 2021, as may be revised or supplemented from time to time.
Effective January 7, 2022, the fourth paragraph in the sub‑section “Principal Investment Strategies” within the “Fund Summary” and the “Investment Goals, Strategies and Risks” sections of the Funds’ prospectuses are hereby amended to include the following with regard to the Funds:
The Fund may also gain investment exposure to Chinese companies through the use of a structure known as a variable interest entity (“VIE”). The VIE structure allows investors, such as the Fund, to gain exposure to sectors or industries where non‑Chinese ownership is restricted or prohibited by the Chinese government.
Effective January 7, 2022, the “Emerging Markets Risk” in the sub‑section “Principal Investment Risks” within the “Fund Summary” section and the “More About Risks” section of the Funds’ prospectuses are hereby amended to include the following with regard to the Funds:
The Fund’s exposure to VIEs may pose additional risks because, instead of directly investing in the underlying Chinese operating company, the Fund’s investment is in a holding company domiciled outside of China. The holding company has contractual arrangements with the operating company that are expected to provide investors, such as the Fund, with economic exposure to the operating company. However, the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. Similarly, these investments may face delisting or other adverse actions under U.S. or other non‑Chinese law. Any of these events may reduce the value of the Fund’s investments in these companies or render them valueless.

Loomis Sayles International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES INTERNATIONAL GROWTH FUND
(together the “Funds”)
Supplement dated January 7, 2022 to the Loomis Sayles Global Growth Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 1, 2021, Loomis Sayles International Growth Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated May 1, 2021, as may be revised or supplemented from time to time.
Effective January 7, 2022, the fourth paragraph in the sub‑section “Principal Investment Strategies” within the “Fund Summary” and the “Investment Goals, Strategies and Risks” sections of the Funds’ prospectuses are hereby amended to include the following with regard to the Funds:
The Fund may also gain investment exposure to Chinese companies through the use of a structure known as a variable interest entity (“VIE”). The VIE structure allows investors, such as the Fund, to gain exposure to sectors or industries where non‑Chinese ownership is restricted or prohibited by the Chinese government.
Effective January 7, 2022, the “Emerging Markets Risk” in the sub‑section “Principal Investment Risks” within the “Fund Summary” section and the “More About Risks” section of the Funds’ prospectuses are hereby amended to include the following with regard to the Funds:
The Fund’s exposure to VIEs may pose additional risks because, instead of directly investing in the underlying Chinese operating company, the Fund’s investment is in a holding company domiciled outside of China. The holding company has contractual arrangements with the operating company that are expected to provide investors, such as the Fund, with economic exposure to the operating company. However, the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. Similarly, these investments may face delisting or other adverse actions under U.S. or other non‑Chinese law. Any of these events may reduce the value of the Fund’s investments in these companies or render them valueless.